SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	10 years
Utilities and Facilities	20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Contract costs, net	¥49,572,685	¥37,323,824	$5,256,951
Contract liabilities	¥2,748,365	¥4,888,749	$688,566

Schedule of basic and diluted earnings (loss) per share

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Recon Technology, Ltd	¥(29,876,418)	¥(22,554,022)	$(3,176,668)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	1,932,544	2,728,056	2,728,056
Class A Ordinary Shares*	1,704,766	2,333,612	2,333,612
Class B Ordinary Shares (used for EPS calculation) **	227,778	394,444	394,444
Potentially dilutive shares from outstanding options/warrants/convertible notes	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	1,932,544	2,728,056	2,728,056

Earnings (loss) per share – basic*	¥(15.46)	¥(8.27)	$(1.16)
Earnings (loss) per share – diluted*	¥(15.46)	¥(8.27)	$(1.16)
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.
**

The weighted average number of Class B Ordinary Shares outstanding and number used for EPS calculation has been retrospectively adjusted and converted by a ratio of 1/18 to reflect the actual dividend rate of Class B Ordinary Share after the 2024 Reverse Split.